Pensions and Other Postretirement Benefits (Obligations and Funded Status) (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Increase (decrease) in discount rate		(0.62%)	2.11%
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year		$ 13,909	$ 17,813
Amendments		0	0
Interest cost		703	468	$ 392
Actuarial gain on projected benefit obligation	$ (1,915)	1,035	(3,548)
Current service cost		83	157	197
Plan participants' contributions		64	60
Foreign currency changes		(6)	19
Benefit payments, settlements and transfers		(1,033)	(1,060)
Projected benefit obligation at end of year		14,755	13,909	17,813
Component representing future salary increases		(13)	(85)
Accumulated benefit obligation at end of year		14,742	13,824
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		16,589	20,416
Employer contributions		25	47
Plan participants' contributions		64	60
Foreign currency changes		(4)	14
Actual return on plan assets	$ 982	1,892	(2,888)
Benefit payments, settlements and transfers		(1,033)	(1,060)
Fair value of plan assets at end of year		17,533	16,589	20,416
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year		2,778	2,680
Increase (decrease) in discount rate	0.84%
Pension Plan [Member] | CN Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year		12,887
Projected benefit obligation at end of year		13,711	12,887
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		15,838
Fair value of plan assets at end of year		16,762	15,838
Other postretirement benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year		147	212
Amendments		0	(21)
Interest cost		7	5	5
Actuarial gain on projected benefit obligation		2	(40)
Current service cost		1	2	2
Plan participants' contributions		0	0
Foreign currency changes		(1)	3
Benefit payments, settlements and transfers		(11)	(14)
Projected benefit obligation at end of year		145	147	212
Component representing future salary increases		0	0
Accumulated benefit obligation at end of year		145	147
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year		0	0
Employer contributions		0	0
Plan participants' contributions		0	0
Foreign currency changes		0	0
Actual return on plan assets		0	0
Benefit payments, settlements and transfers		0	0
Fair value of plan assets at end of year		0	0	$ 0
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year		$ (145)	$ (147)